Current Debt - Additional Information (Detail) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended					0 Months Ended			12 Months Ended	6 Months Ended	12 Months Ended				6 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	1 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2010	Mar. 22, 2010	Mar. 23, 2014 Refinance [Member]	Mar. 31, 2014 Letters of Credit [Member]	Sep. 30, 2013 Letters of Credit [Member]	Sep. 30, 2013 Eurodollar Base Rate [Member] Letters of Credit [Member]	Mar. 31, 2014 Revolving Credit Facility [Member]	Sep. 30, 2013 Revolving Credit Facility [Member]	Feb. 24, 2014 Revolving Credit Facility [Member]	Mar. 31, 2014 Revolving Credit Facility [Member] Short-Term Swing Line Loans [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Short-Term Swing Line Loans [Member]	Mar. 31, 2014 Revolving Credit Facility [Member] Eurodollar Interest Rate [Member]	Mar. 31, 2014 Revolving Credit Facility [Member] Letters of Credit [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Letters of Credit [Member]	Mar. 31, 2014 Revolving Credit Facility [Member] Alternate Base Rate [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Alternate Base Rate [Member]	Mar. 31, 2014 Revolving Credit Facility [Member] Minimum [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Minimum [Member]	Mar. 22, 2010 Secured Notes and Warrants [Member] Unit	Mar. 22, 2010 Secured Notes and Warrants [Member] Unit	Mar. 31, 2010 Secured Notes and Warrants [Member] Unit	Mar. 31, 2014 Secured Notes and Warrants [Member]	Sep. 30, 2013 Secured Notes and Warrants [Member]	Sep. 30, 2012 Secured Notes and Warrants [Member]	Mar. 31, 2014 Secured Notes and Warrants [Member] Maximum [Member]	Sep. 30, 2013 Secured Notes and Warrants [Member] Maximum [Member]	Jul. 31, 2013 Unsecured Notes [Member]	Jun. 30, 2013 Unsecured Notes [Member]	Jun. 30, 2011 Unsecured Notes [Member]	Nov. 30, 2010 Unsecured Notes [Member]	Mar. 31, 2014 Unsecured Notes [Member]	Sep. 30, 2013 Unsecured Notes [Member]	Sep. 30, 2012 Unsecured Notes [Member]	Sep. 30, 2011 Unsecured Notes [Member]	Feb. 28, 2007 Unsecured Notes [Member]	Mar. 31, 2014 Unsecured Notes [Member] Maximum [Member]	Sep. 30, 2013 Unsecured Notes [Member] Maximum [Member]	Mar. 31, 2014 PIK Interest Notes Issued [Member]	Sep. 30, 2013 PIK Interest Notes Issued [Member]
Debt Instrument [Line Items]
Revolving credit facility outstanding															$ 35,000,000
Face value of outstanding notes	310,000,000			310,000,000		310,000,000																								333,086,000	329,788,000	323,293,000							235,000,000	235,000,000	245,000,000					23,100,000	19,800,000
Debt instrument, maturity date																														Nov. 01, 2014	Nov. 01, 2014								Feb. 01, 2015	Feb. 01, 2015
Expiration date of agreement															Aug. 22, 2014
Fee paid for waiver		0		175,000		0					175,000
Credit limit, maximum capacity	0			0		0						4,000,000	4,000,000				10,000,000
Additional fee paid for waiver				350,000
Total fee paid for credit agreement covenant waivers				700,000
Cost extension of the covenant waiver				0
Agreement expiry date				Aug. 01, 2014
Credit limit, maximum capacity	30,000,000			30,000,000														5,000,000	5,000,000		35,000,000	35,000,000
Interest rate														6.00%						2.50%			3.50%	3.50%	8.50%	8.50%
Interest rate spread basis points																				6.00%			5.00%	5.00%
Interest rate description															The minimum Eurodollar interest rate was 2.5% plus 600 basis points	The minimum Eurodollar interest rate is 2.5% plus 600 basis points
Line of credit facility alternate base rate description															The minimum alternate base rate was 3.5% plus 500 basis points	The minimum alternate base rate is 3.5% plus 500 basis points
Commitment fee, basis points				1.75%		1.75%								0.25%
Commitment fee, amount	107,000		131,000	232,000	273,000	533,000	559,000
Line of credit facility restrictive covenants EBITDA amount	65,500,000			65,500,000
Line of credit facility restrictive covenants, period				Through August 22, 2014
Percentage of loan by syndicate lenders															50.00%	50.00%
Capital expenditures covenants															8,000,000	8,000,000
Incurrence of a civil or criminal liability	5,000,000			5,000,000		5,000,000
Private units issued, value									310,000,000																																		250,000,000
Secured notes and warrants issued																											310,000	310,000	310,000
Debt instrument interest rate stated percentage																													12.00%	12.00%	12.00%								10.25%	10.25%			10.25%
Common shares called by each warrant										1.9439																			1.9439
Each note face value										1,000																			1,000
Percentage of ownership in subsidiaries				100.00%
Debt instrument cash interest rate percentage																													10.00%
Debt instrument paid-in-kind interest rate percentage																													2.00%
Interest on overdue principal				13.00%		13.00%																																	11.25%	11.25%
Ratio of trailing twelve month adjusted EBITDA to trailing twelve month consolidated interest expense, requirement																														Greater than 2.0 to 1.0	Greater than 2.0 to 1.0								Greater than 2.0 to 1.0	Greater than 2.0 to 1.0
Ratio of trailing twelve month Adjusted EBITDA to trailing twelve month consolidated interest expense, actual																														0.85 to 1.0	0.91 to 1.0	0.93 to 1.0							0.85 to 1.0	0.91 to 1.0	0.93 to 1.0
Adjusted EBITDA to consolidated interest expense ratio																														0.84	0.91								0.84	0.91	0.93
Our ratio of adjusted EBITDA																														65,100,000	69,000,000	69,300,000							65,100,000	69,000,000	69,300,000
Consolidated interest expense																														76,500,000	75,700,000	74,900,000
Debt covenant amount debt pursuant to certain agreements																														25,000,000	25,000,000								360,000,000	360,000,000
Debt covenants amount for capital expenditures																														25,000,000	25,000,000								25,000,000	25,000,000
Debt covenants amount for capital expenditures as percentage of assets																														2.50%	2.50%								2.50%	2.50%
Debt covenant amount permitted subordinated debt																																							35,000,000	35,000,000
Other debt covenants amount																														20,000,000	20,000,000								35,000,000	35,000,000
Debt covenant exemption																														If Adjusted EBITDA is at least two times Consolidated Interest Expense	If Adjusted EBITDA is at least two times Consolidated Interest Expense								If Adjusted EBITDA is at least two times Consolidated Interest Expense	If Adjusted EBITDA is at least two times Consolidated Interest Expense
Debt covenant above required threshold exemption																														Even if Adjusted EBITDA to Consolidated Interest Expense is not greater than 2.0 to 1.0	Even if Adjusted EBITDA to Consolidated Interest Expense is not greater than 2.0 to 1.0								Even if Adjusted EBITDA to Consolidated Interest Expense is not greater than 2.0 to 1.0, we may make or pay	Even if Adjusted EBITDA to Consolidated Interest Expense is not greater than 2.0 to 1.0, we may make or pay
Long-term incentive plan payments annual cap																														3,000,000	3,000,000
Acquisition or retirement for value debt covenants amount																																												10,000,000	10,000,000
Other payments covenant amount																																	10,000,000	10,000,000					30,000,000	30,000,000
Debt default acceleration limit for other debt																														30,000,000	30,000,000								30,000,000	30,000,000
Judgment for payment against company or any material subsidiary																														30,000,000	30,000,000								30,000,000	30,000,000
Period of judgment for payment against company or any material subsidiary																														60 days	60 days								60 days	60 days
Unsecured debt redemption price as percentage of principal in case of change in control																														101.00%	101.00%								101.00%	101.00%
Minimum voting power required for change in control purpose																														35.00%	35.00%								35.00%	35.00%
Debt instrument redemption occasion																														From April 1, 2013 through September 30, 2013	From April 1, 2013 through September 30, 2013
Debt instrument redemption price percentage																														105.00%	105.00%
Debt instrument redemption price percentage																														103.00%	103.00%
Debt instrument repurchase amount																																							15,000,000	15,000,000
Debt instrument repurchase amount																																			5,000,000	5,000,000	3,000,000	2,000,000
Gains (losses) on extinguishment of debt						3,913,000		939,000																																3,900,000	0	939,000
Minimum adjusted EBITDA to consolidated interest expense ratio to maintain under covenants																																							2.0	2.0
Consolidated interest expense	19,710,000		18,913,000	38,658,000	37,832,000	75,700,000	74,934,000	73,919,000																															76,500,000	75,700,000	74,900,000
Debt covenant amount permitted transactions with ESOP																																							25,000,000	25,000,000
Senior notes refinancing cost				$ 600,000,000		$ 600,000,000